RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS, Statement of Cash Flows (Q3) (Details) - Class A Ordinary Shares [Member] - USD ($)	3 Months Ended
	Jun. 30, 2021	Mar. 31, 2021
Statement of Cash Flows [Abstract]
Initial classification of Class A ordinary shares subject to possible redemption	$ 0	$ 0
Change in value of Class A ordinary shares subject to possible redemption	0	0
As Previously Reported [Member]
Statement of Cash Flows [Abstract]
Initial classification of Class A ordinary shares subject to possible redemption	166,853,030	166,853,030
Change in value of Class A ordinary shares subject to possible redemption	3,758,520	1,190,250
Adjustment [Member]
Statement of Cash Flows [Abstract]
Initial classification of Class A ordinary shares subject to possible redemption	(166,853,030)	(166,853,030)
Change in value of Class A ordinary shares subject to possible redemption	$ (3,758,520)	$ (1,190,250)